Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 55	$ 48
Capitalized contract costs	47	27
Deposits	31	34
Other current assets	20	29
Income taxes receivable	10	5
Foreign exchange contracts	6	1
Other current assets	$ 169	$ 144